Lease liabilities - Schedule of Lease Liability (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Lease liabilities [abstract]
Beginning balance	$ 1,418,696	$ 1,787,702	$ 1,787,702
Additions			225,761
Interest accretion on lease liabilities	26,954	35,005	86,407
Payments	(287,314)	$ (316,090)	(534,055)
Foreign exchange impact			(147,119)
Reassessment of lease liability	(160,014)
Ending balance	998,322		1,418,696
Current	566,590		617,648
Non-current	431,732		801,048
Total lease liabilities	$ 998,322		$ 1,418,696